Initial Public Offering (Details) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Mar. 04, 2021
Public Shares [Member] | Initial Public Offering [Member]
Initial Public Offering [Line Items]
Sale of unit	28,750,000	28,750,000	28,750,000
Public Shares [Member] | Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Sale of unit	3,750,000	3,750,000	3,750,000
Price per share	$ 10	$ 10
Warrant [Member] | Initial Public Offering [Member]
Initial Public Offering [Line Items]
Stock price	$ 11.5	$ 11.5